Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	₩ 538	₩ 3,277	₩ 3,690
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,397,717	2,255,149
Interest on plan assets	51,580	44,208
Remeasurement of plan assets	(9,529)	(600)
Contributions to plan assets	417,486	307,367
Benefits paid	(230,938)	(213,246)
Others	(6,270)	4,839
End of year	₩ 2,620,046	₩ 2,397,717	₩ 2,255,149